Lease Incentives	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Lease Incentives
Lease Incentives

The Company leases space for its offices. The Company’s principal lease is for its head office, which is located at 150 Elgin Street in Ottawa, Canada. This lease covers a period of twelve years, ten months that began on March 1, 2014. The lease includes an option to renew for a further five years. The Company received leasehold incentives in the form of rent-free periods and fit-up allowances. The lease agreement also includes scheduled rent increases that are not dependent on future events and therefore the lease payments are being accounted for on a straight-line basis over the entire term of the lease.
The Company also maintains offices in Toronto, Montreal, Kitchener-Waterloo, and San Francisco. In all locations, the Company received leasehold incentives in the form of rent-free periods and fit-up allowances. The lease agreements also include scheduled rent increases that are not dependent on future events and therefore the lease payments are being accounted for on a straight-line basis over the entire term of the lease.

The following table represents the details of the Company’s lease incentives balance as of December 31, 2016 and 2015.

	2016 $	2015 $
Lease incentives	13,939	11,177
Other lease liabilities	—	142
	13,939	11,319
Less: current portion	1,311	822
Long term portion	12,628	10,497